BLANCHARD GLOBAL GROWTH FUND
(A PORTFOLIO OF THE BLANCHARD GROUP OF FUNDS)

ADDENDUM TO THE ANNUAL REPORTS DATED SEPTEMBER 30, 1996

                       BLANCHARD GLOBAL GROWTH FUND
     Addendum to Annual Report for the period ended September 30, 1996

Omitted from the most recent Annual Report for Blanchard Global Growth Fund, were the results of the last Special Meeting of Shareholders of Blanchard Global Growth Fund.
The Shareholders of Blanchard Global Growth Fund (`BGGF''), voted to approve the following items:
 A NEW SUB-ADVISORY CONTRACT BETWEEN VIRTUS CAPITAL MANAGEMENT, INC. AND MELLON CAPITAL MANAGEMENT CORPORATION, A DELAWARE CORPORATION, ON BEHALF OF BGGF.
The motion was duly adopted with 3,265,780 shares having voted to approve the proposed Agreement, 94,571 having voted negatively and 139,948 shares having abstained from voting.
 THE REVISION OF THE AMENDMENT TO THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION OF BGGF, CONCERNING COMMODITIES.
The motion was duly adopted with 2,987,549 shares having voted to approve the proposed Agreement, 240,566 having voted negatively and 175,067 shares having abstained from voting.
 THE REVISION OF THE AMENDMENT TO THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION OF BGGF, CONCERNING BUYING ON MARGIN.
The motion was duly adopted with 2,852,146 shares having voted to approve the proposed Agreement, 323,192 having voted negatively and 97,116 shares having abstained from voting.
                                                              March 4, 1997


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779


Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 093265106
G01687-13 (3/97)




President's Message

July 1, 1996

Dear Shareholder,


I'm pleased to present the Annual Report for the Blanchard Global Growth Fund for the fiscal year ended April 30, 1996.

This report provides you with complete financial information for the Fund, including a performance update from Fiduciary Trust International*, a list of investments included in the Fund, and the FundOs financial statements.

If you would like the most recent performance update for your Fund, or if you have other questions, please call Investors' Services at 1-800-829-3863. Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.


                                        Sincerely,



                                    Edward C. Gonzales
                                        President

* Effective May 28, 1996, the FundOs sub-manager changed to Mellon Capital Management Corp.

Dear Shareholders,

Your Blanchard Global Growth Fund showed a total return of 19.68% for its fiscal year ended April 30, 1996. This return exceeded the average return of international equity funds, domestic and international bond funds, and lagged only U.S. equity funds, according to Lipper Analytical Services, Inc. As a conservative, diversified asset allocation fund, your Blanchard Global Growth Fund fulfilled its objective and gave a solid absolute return.

Naturally, past performance is no guarantee of future performance. As with all mutual funds, investment return and principal value will vary with changing market conditions so that shares, when redeemed, may be worth more or less than their original cost. Additionally, foreign investments entail special currency, credit, interest rate and political risks not associated with domestic investments and equities typically carry higher price volatility than bonds.

Here's a closer look at how we employed the Fund's global asset allocation strategy to provide you with a positive total return while diversifying risk throughout the past fiscal year.

 The Value of a $10,000 Investment in the Blanchard Global Growth Fund

inception 6/1/86 through 4/30/96 as compared to the Standard & PoorOs 500 for the same period.

Avg. Annual Returns through 4/30/96
  Blanchard Global Growth Fund*
1 year                                               19.68%
5 year                                                8.55%
since inception (6/1/86)                  8.75%

[GRAPH]

*The average annual returns quoted reflect reinvestment of distributions, but do not reflect the deduction of the one-time account opening fee. If reflected, the returns would be lower. Total return includes changes in principal value. Average annual return is total return annualized and compounded. Past performance is no guarantee of future results.

*Reflects deduction of the one-time $75 account opening fee.

+Source: The Standard & Poor's 500 is an unmanaged composite index of the U.S. Stock Market performance. Investments cannot be made in an index.

This chart is for comparative purposes only and is not intended to reflect on future performance of the Blanchard Global Growth Fund or the index.
The Year In Review

The Fund's most heavily weighted asset class throughout the year was U.S. stocks, and these were the primary driver of the Fund's performance. Due to the desire for diversification, our commitment to U.S. stocks hovered around 50% throughout the year.

Foreign and emerging market equities, which accounted for about 25% of the portfolio, significantly lagged in 1995, but turned in a solid performance in 1996. U.S. and international fixed income made up about 20% of the portfolio. They did reasonably well in 1995, but have lagged this year. We stayed with a tiny position in gold and cash for the entire fiscal year and those were correct allocations.

A Look Ahead

It has been our pleasure at Fiduciary Trust International to serve as the Chief Asset Allocation Strategist for your Blanchard Global Growth Fund. However, after receiving shareholder approval on May 24, 1996, Mellon Capital Management Corp. of San Francisco has taken over that responsibility for us.

The portfolio management team of your Blanchard Global Growth Fund will now be led by the very able Charles J. Jacklin, Senior Vice President and Director of Asset Allocation Strategies for Mellon Capital Management Corp.

Thank you for investing in the Blanchard Global Growth Fund. We wish you the very best in the months and years ahead.

                                                                      Sincerely,



                                                 Jeremy Biggs
                                            Chief Investment Officer
                                         Fiduciary Trust International
                                    Chief Asset Allocation Strategist of the
                                           Blanchard Global Growth Fund





BLANCHARD GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                U.S. EQUITY SECURITIES SECTOR--45.3%
                --------------------------------------------------------------------------------
                AUTOMOTIVE & RELATED--1.8%
                --------------------------------------------------------------------------------
       15,000   Chrysler Corp.                                                                    $     941,250
                --------------------------------------------------------------------------------
        7,000   Harley Davidson, Inc.                                                                   308,875
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 1,250,125
                --------------------------------------------------------------------------------  -------------
                BANKING--4.3%
                --------------------------------------------------------------------------------
       10,000   Citicorp                                                                                787,500
                --------------------------------------------------------------------------------
       20,000   Mellon Bank Corp.                                                                     1,075,000
                --------------------------------------------------------------------------------
       15,000   NationsBank Corp.                                                                     1,196,250
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 3,058,750
                --------------------------------------------------------------------------------  -------------
                CHEMICALS & RELATED--6.1%
                --------------------------------------------------------------------------------
       10,000   Du Pont (E.I.) de Nemours & Co.                                                         803,750
                --------------------------------------------------------------------------------
       14,000   Grace (W.R.) & Co.                                                                    1,085,000
                --------------------------------------------------------------------------------
        8,000   Monsanto Co.                                                                          1,212,000
                --------------------------------------------------------------------------------
       35,000   Morton International, Inc.                                                            1,238,125
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 4,338,875
                --------------------------------------------------------------------------------  -------------
                CONSUMER & RELATED--3.3%
                --------------------------------------------------------------------------------
       25,000   Home Depot, Inc.                                                                      1,184,375
                --------------------------------------------------------------------------------
       15,000   Eastman Kodak Co.                                                                     1,147,500
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 2,331,875
                --------------------------------------------------------------------------------  -------------
                CONSUMER NON-DURABLES--1.3%
                --------------------------------------------------------------------------------
       15,000   PepsiCo, Inc.                                                                           952,500
                --------------------------------------------------------------------------------  -------------
                ELECTRONICS & ELECTRICAL--3.1%
                --------------------------------------------------------------------------------
       20,000   Avnet, Inc.                                                                           1,055,000
       15,000   General Electric Co.                                                                  1,162,500
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 2,217,500
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                U.S. EQUITY SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                ENTERTAINMENT & LEISURE--5.1%
                --------------------------------------------------------------------------------
       45,000   Carnival Corp., Class A                                                           $   1,305,000
                --------------------------------------------------------------------------------
       18,000   Disney (Walt) Co.                                                                     1,116,000
                --------------------------------------------------------------------------------
       30,000   Time Warner, Inc.                                                                     1,226,250
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 3,647,250
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--2.2%
                --------------------------------------------------------------------------------
       20,000   American Express Co.                                                                    970,000
                --------------------------------------------------------------------------------
       20,000   Capital One Financial Corp.                                                             590,000
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 1,560,000
                --------------------------------------------------------------------------------  -------------
                FOOD, BEVERAGE & TOBACCO--1.9%
                --------------------------------------------------------------------------------
       15,000   Philip Morris Cos., Inc.                                                              1,351,875
                --------------------------------------------------------------------------------  -------------
                HEALTH CARE--1.5%
                --------------------------------------------------------------------------------
       20,000   Columbia/HCA Healthcare Corp.                                                         1,062,500
                --------------------------------------------------------------------------------  -------------
                INDUSTRIAL & RELATED--1.7%
                --------------------------------------------------------------------------------
       20,000   Motorola, Inc.                                                                        1,225,000
                --------------------------------------------------------------------------------  -------------
                INSURANCE--1.2%
                --------------------------------------------------------------------------------
       30,100   Washington National Corp.                                                               831,513
                --------------------------------------------------------------------------------  -------------
                METALS & MINING--1.5%
                --------------------------------------------------------------------------------
       11,000   Canyon Resources Corp.                                                                   40,562
                --------------------------------------------------------------------------------
       70,000   Santa Fe Pacific Gold                                                                 1,041,250
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 1,081,812
                --------------------------------------------------------------------------------  -------------
                PHARMACEUTICALS--4.3%
                --------------------------------------------------------------------------------
       20,000   Pfizer, Inc.                                                                          1,377,500
                --------------------------------------------------------------------------------
       20,000   Pharmacia & Upjohn, Inc.                                                                765,000
                --------------------------------------------------------------------------------
        8,000   Warner-Lambert Co.                                                                      894,000
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 3,036,500
                --------------------------------------------------------------------------------  -------------
                TECHNOLOGY--1.3%
                --------------------------------------------------------------------------------
       20,000   Compaq Computer Corp.                                                                   932,500
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                U.S. EQUITY SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS--3.5%
                --------------------------------------------------------------------------------
       30,000   (a)Airtouch Communications, Inc.                                                  $     937,500
                --------------------------------------------------------------------------------
       22,000   SBC Communications, Inc.                                                              1,100,000
                --------------------------------------------------------------------------------
       25,000   (a)Tele-Communications, Inc., Class A                                                   478,125
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 2,515,625
                --------------------------------------------------------------------------------  -------------
                UTILITIES--1.2%
                --------------------------------------------------------------------------------
       20,000   GTE Corp.                                                                               867,500
                --------------------------------------------------------------------------------  -------------
                TOTAL UNITED STATES (IDENTIFIED COST $30,505,423)                                    32,261,700
                --------------------------------------------------------------------------------  -------------
                FOREIGN SECURITIES SECTOR--22.9%
                ------------------------------------------------------------------------------------------------
                AUSTRALIA--0.5%
                --------------------------------------------------------------------------------
                METALS & MINING--0.3%
                --------------------------------------------------------------------------------
       30,000   Western Mining Corporation Holdings Ltd.                                                218,696
                --------------------------------------------------------------------------------  -------------
                PRINTING & PUBLISHING--0.2%
                --------------------------------------------------------------------------------
       28,863   News Corporation Ltd., Pfd.                                                             148,510
                --------------------------------------------------------------------------------  -------------
                TOTAL AUSTRALIA                                                                         367,206
                --------------------------------------------------------------------------------  -------------
                CANADA--4.7%
                --------------------------------------------------------------------------------
                METALS & MINING--4.7%
                --------------------------------------------------------------------------------
       80,000   Cambior, Inc.                                                                         1,116,416
                --------------------------------------------------------------------------------
      190,000   Eldorado Corp., Ltd.                                                                  1,137,348
                --------------------------------------------------------------------------------
      135,000   TVX Gold, Inc.                                                                        1,070,878
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 3,324,642
                --------------------------------------------------------------------------------  -------------
                TOTAL CANADA                                                                          3,324,642
                --------------------------------------------------------------------------------  -------------
                FRANCE--1.3%
                --------------------------------------------------------------------------------
                ELECTRONICS & ELECTRICAL--0.2%
                --------------------------------------------------------------------------------
          600   Legrand                                                                                 116,691
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.4%
                --------------------------------------------------------------------------------
        2,500   AXA                                                                                     148,960
                --------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                FRANCE--CONTINUED
                --------------------------------------------------------------------------------
                FINANCIAL SERVICES--CONTINUED
                --------------------------------------------------------------------------------
        1,300   Societe Generale, Paris                                                           $     150,943
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   299,903
                --------------------------------------------------------------------------------  -------------
                MULTI-INDUSTRY--0.2%
                --------------------------------------------------------------------------------
        1,000   Primagaz Cie                                                                            107,209
                --------------------------------------------------------------------------------  -------------
                OIL & RELATED--0.3%
                --------------------------------------------------------------------------------
        3,200   Total SA-B                                                                              217,173
                --------------------------------------------------------------------------------  -------------
                TEXTILE & APPAREL--0.3%
                --------------------------------------------------------------------------------
        1,122   Castorama Dubois Investisse                                                             214,738
                --------------------------------------------------------------------------------  -------------
                TOTAL FRANCE                                                                            955,714
                --------------------------------------------------------------------------------  -------------
                GERMANY--0.8%
                --------------------------------------------------------------------------------
                ELECTRICAL EQUIPMENT--0.2%
                --------------------------------------------------------------------------------
          200   Siemens AG                                                                              109,517
                --------------------------------------------------------------------------------  -------------
                MACHINERY--0.2%
                --------------------------------------------------------------------------------
          380   Mannesmann AG                                                                           129,819
                --------------------------------------------------------------------------------  -------------
                MEDICAL PRODUCTS & RELATED--0.3%
                --------------------------------------------------------------------------------
        1,350   Fresenius, Vorzugsaktien                                                                208,995
                --------------------------------------------------------------------------------  -------------
                UTILITIES & RELATED--0.2%
                --------------------------------------------------------------------------------
        2,750   Veba AG                                                                                 136,701
                --------------------------------------------------------------------------------  -------------
                TOTAL GERMANY                                                                           585,032
                --------------------------------------------------------------------------------  -------------
                HONG KONG--1.6%
                --------------------------------------------------------------------------------
                CONSTRUCTION--0.1%
                --------------------------------------------------------------------------------
       35,000   New World Infrastructure                                                                 77,823
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.7%
                --------------------------------------------------------------------------------
      175,932   First Pacific Co. Ltd.                                                                  234,258
                --------------------------------------------------------------------------------
       17,976   HSBC Holdings                                                                           268,403
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   502,661
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                HONG KONG--CONTINUED
                --------------------------------------------------------------------------------
                REAL ESTATE--0.6%
                --------------------------------------------------------------------------------
       30,000   Cheung Kong                                                                       $     214,272
                --------------------------------------------------------------------------------
       23,000   Sun Hung Kai Properties                                                                 219,281
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   433,553
                --------------------------------------------------------------------------------  -------------
                RETAIL--0.1%
                --------------------------------------------------------------------------------
      115,000   Giordano International Ltd.                                                             106,296
                --------------------------------------------------------------------------------  -------------
                TOTAL HONG KONG                                                                       1,120,333
                --------------------------------------------------------------------------------  -------------
                INDIA--0.2%
                --------------------------------------------------------------------------------
                HOTELS--0.1%
                --------------------------------------------------------------------------------
        2,300   Indian Hotels Co. Ltd, GDR                                                               66,700
                --------------------------------------------------------------------------------  -------------
                TEXTILE & APPAREL--0.1%
                --------------------------------------------------------------------------------
        4,700   Indian Rayon & Industries Ltd., GDR                                                      72,850
                --------------------------------------------------------------------------------  -------------
                TOTAL INDIA                                                                             139,550
                --------------------------------------------------------------------------------  -------------
                INDONESIA--0.1%
                --------------------------------------------------------------------------------
                MACHINERY--0.1%
                --------------------------------------------------------------------------------
       48,000   PT Bukaka Teknik Utama                                                                   82,280
                --------------------------------------------------------------------------------  -------------
                IRELAND--0.2%
                --------------------------------------------------------------------------------
                HOUSING & CONSTRUCTION--0.2%
                --------------------------------------------------------------------------------
       14,089   CRH PLC                                                                                 126,786
                --------------------------------------------------------------------------------  -------------
                ITALY--0.3%
                --------------------------------------------------------------------------------
                TELECOMMUNICATIONS--0.3%
                --------------------------------------------------------------------------------
       91,000   Telecom Italia Mobile                                                                   200,992
                --------------------------------------------------------------------------------  -------------
                JAPAN--6.6%
                --------------------------------------------------------------------------------
                CHEMICALS & RELATED--0.7%
                --------------------------------------------------------------------------------
       28,000   Daicel Chemical Industries                                                              186,836
                --------------------------------------------------------------------------------
       12,000   Sekisui Chemical Co.                                                                    151,427
                --------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                JAPAN--CONTINUED
                --------------------------------------------------------------------------------
                CHEMICALS & RELATED--CONTINUED
                --------------------------------------------------------------------------------
       20,000   Sumitomo Bakelite Co., Ltd.                                                       $     160,604
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   498,867
                --------------------------------------------------------------------------------  -------------
                ELECTRONICS & ELECTRICAL EQUIPMENT--1.6%
                --------------------------------------------------------------------------------
        9,000   Canon Inc.                                                                              178,959
                --------------------------------------------------------------------------------
        7,000   Canon Sales Co., Inc.                                                                   196,071
                --------------------------------------------------------------------------------
       23,000   Hitachi Ltd.                                                                            248,458
                --------------------------------------------------------------------------------
       15,000   Minebea Co.                                                                             137,804
                --------------------------------------------------------------------------------
            3   NTT Data Communications Systems Co.                                                     104,966
                --------------------------------------------------------------------------------
        2,000   Rohm Co                                                                                 127,336
                --------------------------------------------------------------------------------
        6,000   Yamatake-Honeywell                                                                      113,570
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 1,107,164
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--1.0%
                --------------------------------------------------------------------------------
       11,000   Daiwa Securities                                                                        169,304
                --------------------------------------------------------------------------------
      134,000   Nikkei 300 Stock Index List Fund                                                        403,518
                --------------------------------------------------------------------------------
        7,000   Nomura Securities Co. Ltd.                                                              152,574
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   725,396
                --------------------------------------------------------------------------------  -------------
                HOUSING & CONSTRUCTION--0.1%
                --------------------------------------------------------------------------------
       13,000   Taisei Corp.                                                                            100,664
                --------------------------------------------------------------------------------  -------------
                INDUSTRIAL & RELATED--0.7%
                --------------------------------------------------------------------------------
       34,000   Mitsubishi Heavy Industries Ltd.                                                        303,580
                --------------------------------------------------------------------------------
       58,000   NKK Corp.                                                                               181,865
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   485,445
                --------------------------------------------------------------------------------  -------------
                INSURANCE--0.4%
                --------------------------------------------------------------------------------
       28,000   Sumitomo Marine & Fire                                                                  266,603
                --------------------------------------------------------------------------------  -------------
                MACHINERY--0.6%
                --------------------------------------------------------------------------------
       16,000   Komatsu Ltd.                                                                            154,486
                --------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                JAPAN--CONTINUED
                --------------------------------------------------------------------------------
                MACHINERY--CONTINUED
                --------------------------------------------------------------------------------
        6,000   Mori Seiki Co.                                                                    $     137,087
                --------------------------------------------------------------------------------
        9,000   Takuma Co., Ltd.                                                                        138,521
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   430,094
                --------------------------------------------------------------------------------  -------------
                REAL ESTATE--0.3%
                --------------------------------------------------------------------------------
       14,000   Mitsubishi Estate Co., Ltd.                                                             196,740
                --------------------------------------------------------------------------------  -------------
                RETAIL--0.5%
                --------------------------------------------------------------------------------
        7,000   Credit Saison Co. Ltd.                                                                  173,319
                --------------------------------------------------------------------------------
       11,000   Hankyu Department Stores, Inc.                                                          160,891
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   334,210
                --------------------------------------------------------------------------------  -------------
                TEXTILE & APPAREL--0.5%
                --------------------------------------------------------------------------------
       11,000   Onward Kashiyama Co. Ltd.                                                               186,129
                --------------------------------------------------------------------------------
       17,000   Nisshinbo Industries                                                                    188,519
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   374,648
                --------------------------------------------------------------------------------  -------------
                TRANSPORTATION--0.2%
                --------------------------------------------------------------------------------
       40,000   Kawasaki Kisen Kaisha Ltd.                                                              147,603
                --------------------------------------------------------------------------------  -------------
                TOTAL JAPAN                                                                           4,667,434
                --------------------------------------------------------------------------------  -------------
                KOREA--0.1%
                --------------------------------------------------------------------------------
                AUTOMOBILE--0.1%
                --------------------------------------------------------------------------------
        2,066   Hyundai Motor Service Co., Pfd.                                                          50,173
                --------------------------------------------------------------------------------  -------------
                MEXICO--0.3%
                --------------------------------------------------------------------------------
                CONSTRUCTION--0.1%
                --------------------------------------------------------------------------------
       11,000   Empresas ICA Sociedad Controladora S.A., ADR                                             59,663
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.1%
                --------------------------------------------------------------------------------
        3,700   Alfa, S.A. de C.V., Class A                                                              54,031
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                MEXICO--CONTINUED
                --------------------------------------------------------------------------------
                METALS & MINING--0.1%
                --------------------------------------------------------------------------------
       15,000   Industrias Penoles S.A.                                                           $      63,190
                --------------------------------------------------------------------------------  -------------
                TOTAL MEXICO                                                                            176,884
                --------------------------------------------------------------------------------  -------------
                NETHERLANDS--1.0%
                --------------------------------------------------------------------------------
                CONSUMER & RELATED--0.3%
                --------------------------------------------------------------------------------
        1,000   Heineken NV                                                                             209,279
                --------------------------------------------------------------------------------  -------------
                ELECTRONICS & ELECTRICAL--0.2%
                --------------------------------------------------------------------------------
        4,375   Philips Electronics                                                                     154,472
                --------------------------------------------------------------------------------  -------------
                INSURANCE--0.2%
                --------------------------------------------------------------------------------
        3,700   Aegon N.V.                                                                              176,201
                --------------------------------------------------------------------------------  -------------
                RETAIL--0.3%
                --------------------------------------------------------------------------------
        4,050   Ahold NV                                                                                199,723
                --------------------------------------------------------------------------------  -------------
                TOTAL NETHERLANDS                                                                       739,675
                --------------------------------------------------------------------------------  -------------
                PHILIPPINES--0.1%
                --------------------------------------------------------------------------------
                BANKING--0.1%
                --------------------------------------------------------------------------------
        3,500   Metro Bank and Trust Co.                                                                 94,287
                --------------------------------------------------------------------------------  -------------
                SPAIN--0.1%
                --------------------------------------------------------------------------------
                REAL ESTATE--0.1%
                --------------------------------------------------------------------------------
        6,000   Vallehermoso SA                                                                         108,491
                --------------------------------------------------------------------------------  -------------
                SWEDEN--0.6%
                --------------------------------------------------------------------------------
                HOUSING & CONSTRUCTION--0.2%
                --------------------------------------------------------------------------------
        3,500   Svedala Industri                                                                        125,413
                --------------------------------------------------------------------------------  -------------
                INSURANCE--0.2%
                --------------------------------------------------------------------------------
        2,600   Scania AB, Class A                                                                       72,077
                --------------------------------------------------------------------------------
        2,600   Scania AB, Class B                                                                       71,886
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   143,963
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                SWEDEN--CONTINUED
                --------------------------------------------------------------------------------
                PHARMACEUTICALS--0.2%
                --------------------------------------------------------------------------------
        3,300   Astra AB, Class A                                                                 $     146,713
                --------------------------------------------------------------------------------  -------------
                TOTAL SWEDEN                                                                            416,089
                --------------------------------------------------------------------------------  -------------
                SWITZERLAND--0.6%
                --------------------------------------------------------------------------------
                INSURANCE--0.1%
                --------------------------------------------------------------------------------
          170   Winterthur Schweizerische Versicherungs-Gesellschaft                                    106,661
                --------------------------------------------------------------------------------  -------------
                MACHINERY--0.2%
                --------------------------------------------------------------------------------
           95   BBC Brown Boveri                                                                        114,465
                --------------------------------------------------------------------------------  -------------
                MEDICAL PRODUCTS & RELATED--0.3%
                --------------------------------------------------------------------------------
           30   Roche Holding AG                                                                        235,946
                --------------------------------------------------------------------------------  -------------
                TOTAL SWITZERLAND                                                                       457,072
                --------------------------------------------------------------------------------  -------------
                UNITED KINGDOM--3.8%
                --------------------------------------------------------------------------------
                AEROSPACE--0.3%
                --------------------------------------------------------------------------------
       14,128   British Aerospace PLC                                                                   185,134
                --------------------------------------------------------------------------------  -------------
                BANKING--0.4%
                --------------------------------------------------------------------------------
       15,915   Bank of Ireland                                                                         114,996
                --------------------------------------------------------------------------------
       18,028   National Westminster Bank PLC                                                           166,222
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   281,218
                --------------------------------------------------------------------------------  -------------
                CONSUMER & RELATED--0.3%
                --------------------------------------------------------------------------------
       23,400   Compass Group                                                                           192,681
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--1.3%
                --------------------------------------------------------------------------------
       60,000   Hanson PLC, ADR                                                                         907,500
                --------------------------------------------------------------------------------  -------------
                FOOD & BEVERAGE--0.2%
                --------------------------------------------------------------------------------
       14,300   Allied Domecq PLC                                                                       110,538
                --------------------------------------------------------------------------------  -------------
                HEALTH CARE--0.2%
                --------------------------------------------------------------------------------
       16,401   Smithkline Beecham Corp., Class A                                                       173,935
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                --------------------------------------------------------------------------------
                MACHINERY--0.4%
                --------------------------------------------------------------------------------
       29,000   Chubb Security                                                                    $     166,107
                --------------------------------------------------------------------------------
        8,800   Siebe PLC                                                                               113,792
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   279,899
                --------------------------------------------------------------------------------  -------------
                OIL RELATED--0.0%
                --------------------------------------------------------------------------------
          277   British Petroleum Co. PLC                                                                 2,500
                --------------------------------------------------------------------------------  -------------
                RETAIL--0.2%
                --------------------------------------------------------------------------------
        6,380   Thorn EMI                                                                               176,955
                --------------------------------------------------------------------------------  -------------
                TELECOMMUNICATIONS--0.3%
                --------------------------------------------------------------------------------
       27,500   Carlton Communications PLC                                                              192,910
                --------------------------------------------------------------------------------  -------------
                TRANSPORTATION--0.2%
                --------------------------------------------------------------------------------
       51,000   British Airways Capital, Conv. Bond, 9.75%, 6/15/2005                                   170,565
                --------------------------------------------------------------------------------  -------------
                TOTAL UNITED KINGDOM                                                                  2,673,835
                --------------------------------------------------------------------------------  -------------
                TOTAL FOREIGN SECURITIES SECTOR (IDENTIFIED COST $13,419,834)                        16,286,475
                --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--9.4%
                ------------------------------------------------------------------------------------------------
                ARGENTINA--0.3%
                --------------------------------------------------------------------------------
                CONSUMER GOODS & RELATED--0.1%
                --------------------------------------------------------------------------------
        1,750   (a)Quilmes Industrial (Quinsa), Societe Ano, ADR                                         20,781
                --------------------------------------------------------------------------------
        3,500   Quilmes Industrial SA                                                                    42,000
                --------------------------------------------------------------------------------  -------------
                Total                                                                                    62,781
                --------------------------------------------------------------------------------  -------------
                UTILITIES & RELATED--0.2%
                --------------------------------------------------------------------------------
       19,176   Compania Naviera Perez Companc SA, Class B                                              119,286
                --------------------------------------------------------------------------------  -------------
                TOTAL ARGENTINA                                                                         182,067
                --------------------------------------------------------------------------------  -------------
                BRAZIL--1.1%
                --------------------------------------------------------------------------------
                BASIC INDUSTRY--0.5%
                --------------------------------------------------------------------------------
        7,837   Cia Acos Especiais Itabira-Acesita., ADR                                                 58,777
                --------------------------------------------------------------------------------
        3,207   Companhia Energetica de Minas Gerais, ADR                                                83,031
                --------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                BRAZIL--CONTINUED
                --------------------------------------------------------------------------------
                BASIC INDUSTRY--CONTINUED
                --------------------------------------------------------------------------------
        7,400   Companhia Vale Do Rio Doce, ADR                                                   $     135,365
                --------------------------------------------------------------------------------
        2,000   Usiminas USI SD MG, Pfd.                                                                 22,990
                --------------------------------------------------------------------------------
        6,600   Usinas Siderurgicas de Minas Gerais, ADR                                                 75,834
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   375,997
                --------------------------------------------------------------------------------  -------------
                CAPITAL GOODS--0.1%
                --------------------------------------------------------------------------------
        7,481   (a)(b)Rhodia-Ster S.A., GDR                                                              62,580
                --------------------------------------------------------------------------------  -------------
                INDUSTRIAL SERVICES--0.0%
                --------------------------------------------------------------------------------
    1,154,088   Cia Acos Especiais Itabira-Acesita., Pfd.                                                 4,979
                --------------------------------------------------------------------------------  -------------
                RETAIL--0.1%
                --------------------------------------------------------------------------------
    8,000,000   (a)Lojas Arapua S.A., Preference                                                         82,250
                --------------------------------------------------------------------------------  -------------
                TELECOMMUNICATIONS--0.4%
                --------------------------------------------------------------------------------
        5,450   Telecomunicacoes Brasileras, ADR                                                        294,981
                --------------------------------------------------------------------------------  -------------
                TOTAL BRAZIL                                                                            820,787
                --------------------------------------------------------------------------------  -------------
                CHILE--0.2%
                --------------------------------------------------------------------------------
                BASIC INDUSTRY--0.1%
                --------------------------------------------------------------------------------
       17,000   Antofagasta Holdings PLC                                                                 89,568
                --------------------------------------------------------------------------------  -------------
                RETAIL & RELATED--0.1%
                --------------------------------------------------------------------------------
        3,200   (a)Santa Isabel S.A., ADR                                                                92,400
                --------------------------------------------------------------------------------  -------------
                TOTAL CHILE                                                                             181,968
                --------------------------------------------------------------------------------  -------------
                COLOMBIA--0.2%
                --------------------------------------------------------------------------------
                BANKING--0.1%
                --------------------------------------------------------------------------------
        3,000   Banco Industrial Colombiano, ADR                                                         58,875
                --------------------------------------------------------------------------------  -------------
                BASIC INDUSTRY--0.1%
                --------------------------------------------------------------------------------
        3,500   Cementos Diamante S.A., GDR                                                              68,250
                --------------------------------------------------------------------------------  -------------
                TOTAL COLOMBIA                                                                          127,125
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                ECUADOR--0.1%
                --------------------------------------------------------------------------------
                CONSTRUCTION--0.1%
                --------------------------------------------------------------------------------
          514   (b)LA Cemento Nacional C.A., GDR                                                  $      80,698
                --------------------------------------------------------------------------------  -------------
                HONG KONG--0.0%
                --------------------------------------------------------------------------------
                MULTI-INDUSTRY--0.0%
                --------------------------------------------------------------------------------
       60,000   (a)(b)Star Paging International Holding, Ltd. Warrants, 12/31/1996                          776
                --------------------------------------------------------------------------------  -------------
                HUNGARY--0.0%
                --------------------------------------------------------------------------------
                CONSUMER GOODS & RELATED--0.0%
                --------------------------------------------------------------------------------
        2,100   (a)(b)Kekut Asvanyiz, GDR                                                                14,858
                --------------------------------------------------------------------------------  -------------
                INDIA--0.5%
                --------------------------------------------------------------------------------
                BASIC INDUSTRY--0.1%
                --------------------------------------------------------------------------------
        5,040   Gujarat Ambuja Cements, GDR                                                              58,565
                --------------------------------------------------------------------------------  -------------
                CONSUMER GOODS & RELATED--0.1%
                --------------------------------------------------------------------------------
        3,500   (a)(b)DCW, Ltd., GDR                                                                     16,625
                --------------------------------------------------------------------------------
        7,700   (a)Dr. Reddy's Laboratories, GDR                                                         73,150
                --------------------------------------------------------------------------------  -------------
                Total                                                                                    89,775
                --------------------------------------------------------------------------------  -------------
                INVESTMENT COMPANIES--0.3%
                --------------------------------------------------------------------------------
        5,149   (a)IS Himalayan Fund N.V.                                                                79,809
                --------------------------------------------------------------------------------
       14,400   (a)Indian Opportunities Fund Ltd.                                                       158,400
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   238,209
                --------------------------------------------------------------------------------  -------------
                TOTAL INDIA                                                                             386,549
                --------------------------------------------------------------------------------  -------------
                INDONESIA--0.7%
                --------------------------------------------------------------------------------
                BANKING--0.1%
                --------------------------------------------------------------------------------
       78,750   PT Bank Dagang Nasional                                                                  78,463
                --------------------------------------------------------------------------------  -------------
                BASIC INDUSTRY--0.1%
                --------------------------------------------------------------------------------
       62,000   PT Gadjah Tunggal                                                                        36,533
                --------------------------------------------------------------------------------  -------------
                CAPITAL GOODS--0.2%
                --------------------------------------------------------------------------------
        3,100   (a)PT Indosat, ADR                                                                      108,113
                --------------------------------------------------------------------------------  -------------




BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                INDONESIA--CONTINUED
                --------------------------------------------------------------------------------
                CHEMICALS--0.0%
                --------------------------------------------------------------------------------
       34,000   Keramika Indonesia Associates                                                     $      24,041
                --------------------------------------------------------------------------------  -------------
                CONSUMER GOODS & RELATED--0.0%
                --------------------------------------------------------------------------------
       35,000   (b)PT Concord Benefit Enterprise                                                         14,624
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.3%
                --------------------------------------------------------------------------------
       60,000   (a)PT Andayani Megah, Foreign Shares                                                     41,140
                --------------------------------------------------------------------------------
       35,400   PT Bank International Indonesia                                                         174,080
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   215,220
                --------------------------------------------------------------------------------  -------------
                TOTAL INDONESIA                                                                         476,994
                --------------------------------------------------------------------------------  -------------
                ISRAEL--0.1%
                --------------------------------------------------------------------------------
                FINANCIAL SERVICES--0.1%
                --------------------------------------------------------------------------------
        8,600   (a)Ampal-American Israel Corp. Warrants, 01/31/1999                                       2,687
                --------------------------------------------------------------------------------
        6,400   (a)Ampal-American Israel Corp., Class A                                                  37,600
                --------------------------------------------------------------------------------  -------------
                Total                                                                                    40,287
                --------------------------------------------------------------------------------  -------------
                TELECOMMUNICATIONS--0.0%
                --------------------------------------------------------------------------------
        1,075   Koor Industries Ltd., ADR                                                                20,156
                --------------------------------------------------------------------------------  -------------
                TOTAL ISRAEL                                                                             60,443
                --------------------------------------------------------------------------------  -------------
                KOREA--0.8%
                --------------------------------------------------------------------------------
                CAPITAL GOODS--0.3%
                --------------------------------------------------------------------------------
        6,336   (a)Anam Industrial Co., Ltd.                                                            144,916
                --------------------------------------------------------------------------------
        6,000   (a)(b)Daewoo Heavy Industries, Pfd.                                                      42,480
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   187,396
                --------------------------------------------------------------------------------  -------------
                CONSTRUCTION & HOUSING--0.1%
                --------------------------------------------------------------------------------
        9,000   (a)Kumho Construction & Engineering Co., Pfd.                                            64,761
                --------------------------------------------------------------------------------  -------------
                ELECTRONICS & ELECTRICAL--0.0%
                --------------------------------------------------------------------------------
           14   (a)Samsung Electronics GDS--1/2 NV Com                                                    1,047
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                KOREA--CONTINUED
                --------------------------------------------------------------------------------
                TRANSPORTATION--0.1%
                --------------------------------------------------------------------------------
        2,283   (a)(b)Dong Bang Forwarding Co.                                                    $      65,124
                --------------------------------------------------------------------------------  -------------
                UTILITIES & RELATED--0.3%
                --------------------------------------------------------------------------------
        3,200   (a)Korea Electric Power Corp.                                                           135,278
                --------------------------------------------------------------------------------
        2,239   (a)Yukong Ltd.                                                                           83,432
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   218,710
                --------------------------------------------------------------------------------  -------------
                TOTAL KOREA                                                                             537,038
                --------------------------------------------------------------------------------  -------------
                LUXEMBOURG--0.1%
                --------------------------------------------------------------------------------
                INDUSTRIAL SERVICES--0.1%
                --------------------------------------------------------------------------------
      120,000   Siam Sindhorn, Conv. Bond, Series WW, 2.00%, 7/31/2000                                   99,600
                --------------------------------------------------------------------------------  -------------
                MALAYSIA--1.0%
                --------------------------------------------------------------------------------
                BASIC INDUSTRY--0.2%
                --------------------------------------------------------------------------------
       19,000   United Engineers Ltd.                                                                   130,309
                --------------------------------------------------------------------------------  -------------
                CONSUMER GOODS & RELATED--0.1%
                --------------------------------------------------------------------------------
       10,000   Edaran Otomobil Nasional                                                                 85,429
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.5%
                --------------------------------------------------------------------------------
       24,000   Commerce Asset Holdings Bhd                                                             163,639
                --------------------------------------------------------------------------------
       47,000   Renong Berhad                                                                            81,811
                --------------------------------------------------------------------------------
       48,000   (a)Westmont Industries Berhad                                                           103,959
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   349,409
                --------------------------------------------------------------------------------  -------------
                RETAIL--0.2%
                --------------------------------------------------------------------------------
      105,000   LARUT Consolidated Berhad                                                               168,451
                --------------------------------------------------------------------------------  -------------
                TOTAL MALAYSIA                                                                          733,598
                --------------------------------------------------------------------------------  -------------
                MEXICO--0.8%
                --------------------------------------------------------------------------------
                BASIC INDUSTRY--0.0%
                --------------------------------------------------------------------------------
       35,200   (a)(b)Cemex SA, Class B, Warrants, 07/26/1996                                               369
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                MEXICO--CONTINUED
                --------------------------------------------------------------------------------
                CONSUMER BASICS--0.0%
                --------------------------------------------------------------------------------
       83,000   (a)(b)Cifra SA de CV Warrants, 03/08/1996                                         $       2,117
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.5%
                --------------------------------------------------------------------------------
        3,200   (a)(b)Ceteco Holdings NV, ADR                                                           135,215
                --------------------------------------------------------------------------------
       16,200   (a)(b)Grupo Carso SA de CV Warrants, 05/03/1996                                             486
                --------------------------------------------------------------------------------
        4,900   (a)Grupo Carso SA de CV, ADR                                                             74,936
                --------------------------------------------------------------------------------
       38,000   Grupo Financiero Banamex, Class B                                                        87,558
                --------------------------------------------------------------------------------
        1,140   (a)Grupo Financiero Banamex, Class L                                                      2,341
                --------------------------------------------------------------------------------
        9,800   (a)Grupo Industrial Durango, S.A. de C.V. Sponsored ADR                                  75,950
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   376,486
                --------------------------------------------------------------------------------  -------------
                INDUSTRIAL & RELATED--0.3%
                --------------------------------------------------------------------------------
       11,000   Apasco SA de CV                                                                          59,663
                --------------------------------------------------------------------------------
       18,700   Corporacion Industrial Sanluis, S.A. de C.V.--CPO                                       109,733
                --------------------------------------------------------------------------------
          500   Corporacion Industrial Sanluis, S.A. de C.V., ADR                                        17,625
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   187,021
                --------------------------------------------------------------------------------  -------------
                TOTAL MEXICO                                                                            565,993
                --------------------------------------------------------------------------------  -------------
                NETHERLANDS--0.3%
                --------------------------------------------------------------------------------
                FOOD & BEVERAGE--0.3%
                --------------------------------------------------------------------------------
        2,200   Nutricia Vereenigde Bedrijven N.V.                                                      235,086
                --------------------------------------------------------------------------------  -------------
                INDUSTRIAL SERVICES--0.0%
                --------------------------------------------------------------------------------
        1,130   IS Himalayan Fund N.V. Warrants, 12/31/1996                                                 429
                --------------------------------------------------------------------------------  -------------
                TOTAL NETHERLANDS                                                                       235,515
                --------------------------------------------------------------------------------  -------------
                PERU--0.2%
                --------------------------------------------------------------------------------
                REAL ESTATE--0.1%
                --------------------------------------------------------------------------------
      260,000   (a)(b)Peru Real Estate S.A.                                                              93,600
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                PERU--CONTINUED
                --------------------------------------------------------------------------------
                TELECOMMUNICATIONS--0.1%
                --------------------------------------------------------------------------------
       41,275   Telefonica Del Peru CPT, Class B                                                  $      92,283
                --------------------------------------------------------------------------------  -------------
                TOTAL PERU                                                                              185,883
                --------------------------------------------------------------------------------  -------------
                PHILIPPINES--0.1%
                --------------------------------------------------------------------------------
                OIL RELATED--0.1%
                --------------------------------------------------------------------------------
      700,000   (a)Belle Corp.                                                                          102,981
                --------------------------------------------------------------------------------  -------------
                POLAND--0.7%
                --------------------------------------------------------------------------------
                BANKING--0.3%
                --------------------------------------------------------------------------------
        5,310   Bank Rozwoju Eksportu S.A.                                                              126,737
                --------------------------------------------------------------------------------
          730   Bank Slaski S.A.                                                                         54,603
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   181,340
                --------------------------------------------------------------------------------  -------------
                BASIC INDUSTRY--0.1%
                --------------------------------------------------------------------------------
       12,824   (a)Mostostal Export                                                                      37,597
                --------------------------------------------------------------------------------  -------------
                CAPITAL GOODS--0.1%
                --------------------------------------------------------------------------------
        3,000   (a)Debica S.A.                                                                           71,039
                --------------------------------------------------------------------------------  -------------
                CONSUMER GOODS & RELATED--0.1%
                --------------------------------------------------------------------------------
          785   Zyweic Powowarskiew PLZ                                                                  64,913
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.1%
                --------------------------------------------------------------------------------
       12,000   Elektrim Spolka Akcyina S.A.                                                             76,677
                --------------------------------------------------------------------------------  -------------
                TOTAL POLAND                                                                            431,566
                --------------------------------------------------------------------------------  -------------
                RUSSIA--0.1%
                --------------------------------------------------------------------------------
                TELECOMMUNICATIONS--0.1%
                --------------------------------------------------------------------------------
       10,060   (a)Petersburg Long Distance, Inc.                                                        50,300
                --------------------------------------------------------------------------------  -------------
                SINGAPORE--0.2%
                --------------------------------------------------------------------------------
                BANKING--0.1%
                --------------------------------------------------------------------------------
          200   (a)Slovenia Kredit Bank                                                                  41,646
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                SINGAPORE--CONTINUED
                --------------------------------------------------------------------------------
                FINANCIAL SERVICES--0.1%
                --------------------------------------------------------------------------------
      135,000   (b)China North Industries Investment Ltd.                                         $      78,300
                --------------------------------------------------------------------------------  -------------
                TOTAL SINGAPORE                                                                         119,946
                --------------------------------------------------------------------------------  -------------
                SOUTH AFRICA--0.9%
                --------------------------------------------------------------------------------
                BASIC INDUSTRY--0.1%
                --------------------------------------------------------------------------------
        9,000   Sasol Ltd.                                                                               95,000
                --------------------------------------------------------------------------------  -------------
                ENTERTAINMENT--0.1%
                --------------------------------------------------------------------------------
       61,000   Sun International (South Africa) Ltd.                                                    76,815
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.2%
                --------------------------------------------------------------------------------
        6,000   Barlow Limited                                                                           69,097
                --------------------------------------------------------------------------------
          310   (a)Dimension Data Holdings Ltd.                                                             431
                --------------------------------------------------------------------------------
        4,500   Free State Consolidated Gold Mines Ltd.                                                  48,958
                --------------------------------------------------------------------------------
        6,000   Malbak Limited                                                                           29,167
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   147,653
                --------------------------------------------------------------------------------  -------------
                INDUSTRIAL & RELATED--0.1%
                --------------------------------------------------------------------------------
          400   Anglo American Coal Corp. Ltd.                                                           30,093
                --------------------------------------------------------------------------------
          900   Anglo American Industrial Corp., Ltd.                                                    41,042
                --------------------------------------------------------------------------------  -------------
                Total                                                                                    71,135
                --------------------------------------------------------------------------------  -------------
                INSURANCE--0.1%
                --------------------------------------------------------------------------------
       25,000   LibLife Strategic Investments Ltd.                                                       82,465
                --------------------------------------------------------------------------------  -------------
                PHARMACEUTICALS--0.1%
                --------------------------------------------------------------------------------
        3,900   South African Druggists Ltd.                                                             37,014
                --------------------------------------------------------------------------------  -------------
                RETAIL--0.1%
                --------------------------------------------------------------------------------
        9,914   (a)JD Group, Ltd.                                                                        48,193
                --------------------------------------------------------------------------------  -------------
                TECHNOLOGY--0.1%
                --------------------------------------------------------------------------------
        5,300   Q Data Ltd.                                                                              67,477
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
    SHARES                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                SOUTH AFRICA--CONTINUED
                --------------------------------------------------------------------------------
                TELECOMMUNICATIONS--0.0%
                --------------------------------------------------------------------------------
      140,000   Telkom Sa Ltd., Deb., Series 7, 13%, 6/30/1996                                    $      32,278
                --------------------------------------------------------------------------------  -------------
                TOTAL SOUTH AFRICA                                                                      658,030
                --------------------------------------------------------------------------------  -------------
                SRI LANKA--0.0%
                --------------------------------------------------------------------------------
                FINANCIAL SERVICES--0.0%
                --------------------------------------------------------------------------------
        1,360   (a)Sri Lanka Growth Fund Warrants, 03/01/1998                                               272
                --------------------------------------------------------------------------------  -------------
                TAIWAN--0.0%
                --------------------------------------------------------------------------------
                BASIC INDUSTRY--0.0%
                --------------------------------------------------------------------------------
        1,904   (a)Tuntex Distinct Corp., GDR                                                            15,470
                --------------------------------------------------------------------------------  -------------
                THAILAND--0.6%
                --------------------------------------------------------------------------------
                CONSUMER GOODS & RELATED--0.2%
                --------------------------------------------------------------------------------
       19,000   (a)Hana Microelectronics Co., Ltd.                                                      109,133
                --------------------------------------------------------------------------------  -------------
                FINANCIAL SERVICES--0.1%
                --------------------------------------------------------------------------------
       40,000   MDX Public Co., Ltd.,--Foreign                                                           62,588
                --------------------------------------------------------------------------------  -------------
                TRANSPORTATION--0.2%
                --------------------------------------------------------------------------------
       20,000   Precious Shipping, Ltd.                                                                 109,331
                --------------------------------------------------------------------------------  -------------
                UNASSIGNED--0.1%
                --------------------------------------------------------------------------------
       16,800   TPI Polene Co., Ltd.                                                                     92,503
                --------------------------------------------------------------------------------  -------------
                TOTAL THAILAND                                                                          373,555
                --------------------------------------------------------------------------------  -------------
                TURKEY--0.3%
                --------------------------------------------------------------------------------
                BASIC GOODS--0.1%
                --------------------------------------------------------------------------------
      701,000   Eregli Demir Ve Celik Fabrikalari T.A.S.                                                 76,358
                --------------------------------------------------------------------------------  -------------
                CONSUMER GOODS & RELATED--0.2%
                --------------------------------------------------------------------------------
          213   Koc Yatirim Ve Sanayi Mamulleri Pazarlama S.A.                                               53
                --------------------------------------------------------------------------------
       99,600   Migros Turk                                                                             113,783
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   113,836
                --------------------------------------------------------------------------------  -------------
                TOTAL TURKEY                                                                            190,194
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

    SHARES
      OR                                                                                              VALUE
  PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                EMERGING MARKETS SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                URUGUAY--0.1%
                --------------------------------------------------------------------------------
                FINANCIAL SERVICES--0.1%
                --------------------------------------------------------------------------------
        4,200   (a)Banco Comercial S.A., GDR                                                      $      64,050
                --------------------------------------------------------------------------------  -------------
                TOTAL EMERGING MARKETS SECTOR (IDENTIFIED COST $3,192,025)                            6,696,256
                --------------------------------------------------------------------------------  -------------
                PRECIOUS METALS SECTOR/METAL MINING SECURITIES--1.4%
                -----------------------------------------------------------------------------------------------
                CANADA--1.4%
                --------------------------------------------------------------------------------
      137,400   (a)Dayton Mining Corp.                                                                  961,800
                --------------------------------------------------------------------------------  -------------
                TOTAL PRECIOUS METALS SECTOR/METAL MINING SECURITIES
                (IDENTIFIED COST $755,789)                                                              961,800
                --------------------------------------------------------------------------------  -------------
                U.S. FIXED INCOME SECURITIES SECTOR--6.7%
                ------------------------------------------------------------------------------------------------
                GOVERNMENT/AGENCY--6.7%
                --------------------------------------------------------------------------------
 $    412,967   FNMA Pool 303630, 6.00%, 11/1/2002                                                      399,670
                --------------------------------------------------------------------------------
      496,776   GNMA Pool 352309, 6.50%, 3/15/2024                                                      467,004
                --------------------------------------------------------------------------------
      303,063   GNMA Pool 386475, 6.50%, 5/15/2024                                                      284,900
                --------------------------------------------------------------------------------
      320,000   United States Treasury Bond, 10.75%, 05/15/2003                                         393,900
                --------------------------------------------------------------------------------
      350,000   United States Treasury Bond, 10.75%, 08/15/2005                                         187,362
                --------------------------------------------------------------------------------
      375,000   United States Treasury Bond, 7.50%, 11/15/2024                                          396,210
                --------------------------------------------------------------------------------
      700,000   United States Treasury Note, 5.125%, 11/30/1998                                         683,067
                --------------------------------------------------------------------------------
      510,000   United States Treasury Note, 5.625%, 10/31/1997                                         508,088
                --------------------------------------------------------------------------------
      130,000   United States Treasury Note, 5.75%, 10/31/2000                                          126,790
                --------------------------------------------------------------------------------
      100,000   United States Treasury Note, 6.125%, 05/15/1998                                         100,125
                --------------------------------------------------------------------------------
      400,000   United States Treasury Note, 6.25%, 02/15/2003                                          393,000
                --------------------------------------------------------------------------------
      130,000   United States Treasury Note, 6.25%, 05/31/2000                                          129,431
                --------------------------------------------------------------------------------
      160,000   United States Treasury Note, 7.125%, 09/30/1999                                         164,000
                --------------------------------------------------------------------------------
      380,000   United States Treasury Note, 7.875%, 08/15/2001                                         403,988
                --------------------------------------------------------------------------------
      350,000   United States Treasury Receipt IO Strip, 02/15/2005                                     194,594
                --------------------------------------------------------------------------------  -------------
                TOTAL U.S. FIXED INCOME SECURITIES SECTOR (IDENTIFIED COST
                $4,992,123)                                                                           4,832,129
                --------------------------------------------------------------------------------  -------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN                                                                                            VALUE
   CURRENCY                                                                                          IN U.S.
  PAR AMOUNT                                                                                         DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN FIXED INCOME SECURITIES SECTOR--9.2%
                -----------------------------------------------------------------------------------------------
                AUSTRALIA--0.2%
                --------------------------------------------------------------------------------
      150,000   Australian Government, Bond, 7.50%, 7/15/2005                                     $     109,256
                --------------------------------------------------------------------------------  -------------
                DENMARK--0.8%
                --------------------------------------------------------------------------------
    3,310,000   Denmark--Bullet, Bond, 8.00%, 3/15/2006                                                 591,560
                --------------------------------------------------------------------------------  -------------
                FRANCE--2.2%
                --------------------------------------------------------------------------------
      230,000   France O.A.T., Deb., 9.50%, 4/25/2000                                                   320,292
                --------------------------------------------------------------------------------
    5,100,000   French Treasury Bill, 5.75%, 3/12/1998                                                1,010,910
                --------------------------------------------------------------------------------
    1,200,000   French Treasury Bill, 7.00%, 11/12/1999                                                 246,827
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 1,578,029
                --------------------------------------------------------------------------------  -------------
                GERMANY--1.6%
                --------------------------------------------------------------------------------
    1,140,000   Deutschland Republic, Bond, 6.00%, 1/5/2006                                             727,235
                --------------------------------------------------------------------------------
      550,000   Deutschland Republic, Deb., 6.25%, 1/4/2024                                             323,267
                --------------------------------------------------------------------------------
      165,000   Germany (Fed Republic), 6.50%, 7/15/2003                                                111,013
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 1,161,515
                --------------------------------------------------------------------------------  -------------
                ITALY--1.1%
                --------------------------------------------------------------------------------
  880,000,000   Buoni Poliennali Del Tes, Deb., 10.5%, 4/15/1998                                        579,775
                --------------------------------------------------------------------------------
  310,000,000   Italy (Republic of), Deb., 10.50%, 4/1/2005                                             208,605
                --------------------------------------------------------------------------------  -------------
                Total                                                                                   788,380
                --------------------------------------------------------------------------------  -------------
                SPAIN--1.3%
                --------------------------------------------------------------------------------
  104,600,000   Bonos Y Oblig. Del Estado, 12.25%, 3/25/2000                                            926,927
                --------------------------------------------------------------------------------  -------------
                SWEDEN--0.4%
                --------------------------------------------------------------------------------
    1,600,000   Sweden (Kingdom of), 10.25%, 5/5/2000                                                   259,467
                --------------------------------------------------------------------------------  -------------
                UNITED KINGDOM--1.6%
                --------------------------------------------------------------------------------
      280,000   UK Treasury, 8.00%, 12/7/2000                                                           431,507
                --------------------------------------------------------------------------------
      190,000   UK Treasury, 9.75%, 8/27/2002                                                           314,438
                --------------------------------------------------------------------------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN
   CURRENCY
     PAR
  AMOUNT OR
  CONTRACTS                                                                                           VALUE
 OR PRINCIPAL                                                                                        IN U.S.
    AMOUNT                                                                                           DOLLARS
--------------  --------------------------------------------------------------------------------  -------------
                FOREIGN FIXED INCOME SECURITIES SECTOR--CONTINUED
                -----------------------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                --------------------------------------------------------------------------------
      280,000   United Kingdom Treasury, 6.75%, 11/26/2004                                        $     390,147
                --------------------------------------------------------------------------------  -------------
                Total                                                                                 1,136,092
                --------------------------------------------------------------------------------  -------------
                TOTAL FOREIGN FIXED INCOME SECURITIES SECTOR
                (IDENTIFIED COST $6,761,921)                                                          6,551,226
                --------------------------------------------------------------------------------  -------------
                OPTIONS--0.0%
                ------------------------------------------------------------------------------------------------
    1,206,900   (a)Euro Style Put option on Denmark, expires 7/2/1996 strike at 1.49 (IDENTIFIED
                COST $11,892)                                                                            23,336
                --------------------------------------------------------------------------------  -------------
                (C)REPURCHASE AGREEMENT--4.6%
                -----------------------------------------------------------------------------------------------
    3,239,218   Merrill Lynch, Pierce, Fenner and Smith, Inc., 5.25%,
                dated 4/30/1996, due 5/1/1996 (AT AMORTIZED COST)                                     3,239,218
                --------------------------------------------------------------------------------  -------------
                TOTAL INVESTMENTS (IDENTIFIED COST $62,878,225)(D)                                $  70,852,140
                --------------------------------------------------------------------------------  -------------


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal and International Securities laws. At the end of the period, these securities amounted to $607,852 which represents 0.9% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $63,064,217. The net unrealized appreciation of investments on a federal tax basis amounts to $7,787,923 which is comprised of $10,608,516 appreciation and $2,820,593 depreciation at April 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($71,181,571) at April 30, 1996.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
FNMA--Federal National Mortgage Association
GDR--Global Depository Receipts
GNMA--Government National Mortgage Association
IO--Interest Only
LTD--Limited
PLC--Public Limited Company
STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1996
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $62,878,225
and tax cost $63,064,217)                                                                           $  70,852,140
--------------------------------------------------------------------------------------------------
Cash                                                                                                    1,035,794
--------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (at cost, $4,280)                                                    4,280
--------------------------------------------------------------------------------------------------
Income receivable                                                                                         350,548
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                         1,588,619
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 56,200
--------------------------------------------------------------------------------------------------
Net receivable for forward foreign currency exchange contracts sold                                        29,903
--------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                      73,917,484
--------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------
Payable for investments purchased                                                    $   2,322,252
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                                145,107
-----------------------------------------------------------------------------------
Payable for foreign taxes withheld                                                           9,368
-----------------------------------------------------------------------------------
Net payable for forward foreign currency exchange contracts purchased                       51,260
-----------------------------------------------------------------------------------
Accrued expenses                                                                           207,926
-----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                  2,735,913
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS FOR 6,171,216 shares outstanding                                                         $  71,181,571
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  57,826,852
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation
of assets and liabilities in foreign currency                                                           7,936,892
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                          5,518,509
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                         (100,682)
--------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                               $  71,181,571
--------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
$71,181,571 / 6,171,216 shares outstanding                                                                 $11.53
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $48,141)                                                 $   1,333,099
---------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $14,614)                                                        953,991
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        2,287,090
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Management fee                                                                           $  783,420
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    70,488
---------------------------------------------------------------------------------------
Custodian fees                                                                              129,589
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    165,518
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    19,217
---------------------------------------------------------------------------------------
Auditing fees                                                                                37,322
---------------------------------------------------------------------------------------
Legal fees                                                                                   17,601
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    87,019
---------------------------------------------------------------------------------------
Distribution services fee                                                                   586,707
---------------------------------------------------------------------------------------
Share registration costs                                                                     12,884
---------------------------------------------------------------------------------------
Printing and postage                                                                         78,742
---------------------------------------------------------------------------------------
Insurance premiums                                                                              415
---------------------------------------------------------------------------------------
Miscellaneous                                                                                 2,308
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                      1,991,230
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                            295,860
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                       8,019,815
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of
assets and liabilities in foreign currency                                                               5,636,916
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments and foreign currency                               13,656,731
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  13,952,591
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED APRIL 30,
                                                                                     1996              1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------
Net investment income                                                           $      295,860    $      745,393
-----------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
($5,881,028 net gain and $293,056 net loss, respectively, as computed for
federal tax purposes)                                                                8,019,815        (3,163,377)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and
translation of assets and liabilities in foreign currency                            5,636,916           786,906
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from operations                                 13,952,591        (1,631,078)
-----------------------------------------------------------------------------  ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------
Distributions from net investment income                                              (295,860)         --
-----------------------------------------------------------------------------
Distributions in excess of net investment income                                      (274,732)         --
-----------------------------------------------------------------------------
Distributions in excess of net realized gains on investments
and foreign currency transactions                                                     --              (2,156,307)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from
     distributions to shareholders                                                    (570,592)       (2,156,307)
-----------------------------------------------------------------------------  ----------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------
Proceeds from sale of shares                                                         5,765,409        17,005,687
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                   548,261         2,049,709
-----------------------------------------------------------------------------
Cost of shares redeemed                                                            (35,601,975)      (37,985,576)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from share transactions                        (29,288,305)      (18,930,180)
-----------------------------------------------------------------------------  ----------------  ----------------
          Change in net assets                                                     (15,906,306)      (22,717,565)
-----------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------
Beginning of period                                                                 87,087,877       109,805,442
-----------------------------------------------------------------------------  ----------------  ----------------
End of period                                                                   $   71,181,571    $   87,087,877
-----------------------------------------------------------------------------  ----------------  ----------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED APRIL 30,
                                  1996       1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE, BEGINNING OF
PERIOD                          $    9.71  $   10.04  $   10.00  $    9.92  $    9.64  $    9.62  $   10.11  $    9.68  $   10.51
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income              0.04       0.08       0.03       0.25       0.33       0.30       0.30       0.22       0.14
------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions                       1.86      (0.19)      1.29       0.32       0.26       0.14       0.09       0.49      (0.21)
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment
  operations                         1.90      (0.11)      1.32       0.57       0.59       0.44       0.39       0.71      (0.07)
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income                 (0.04)    --         --          (0.30)     (0.31)     (0.21)     (0.38)     (0.10)     (0.12)
------------------------------
  Distributions in excess of
  net investment income(b)          (0.04)    --         --         --         --         --         --         --         --
------------------------------
  Distributions from net
  realized gains and foreign
  currency transactions            --         --          (1.28)     (0.19)    --          (0.21)     (0.50)     (0.18)     (0.64)
------------------------------
  Distributions in excess of
  net realized gains and
  foreign currency
  transactions(b)                  --          (0.22)    --         --         --         --         --         --         --
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions               (0.08)     (0.22)     (1.28)     (0.49)     (0.31)     (0.42)     (0.88)     (0.28)     (0.76)
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD  $   11.53  $    9.71  $   10.04  $   10.00  $    9.92  $    9.64  $    9.62  $   10.11  $    9.68
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN(C)                     19.68%     (1.04%)     12.91%      6.08%      6.24%      4.61%      3.74%      7.54%     (0.57%)
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses                           2.54%      2.51%      2.61%      2.40%      2.31%      2.36%      2.28%      2.29%      2.28%
------------------------------
  Net investment income              0.38%      0.76%      0.67%      1.72%      2.31%      2.84%      2.86%      2.27%      1.42%
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                    $71,182    $87,088   $109,805    $84,780   $128,047    $193,593   $233,300   $244,048   $246,569
------------------------------
  Portfolio turnover                   91%       221%       166%       138%       109%        78%        88%        85%       120%
------------------------------

                                  1987(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                           $    8.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income               0.01
------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions                        2.50
------------------------------  -----------
  Total from investment
  operations                          2.51
------------------------------  -----------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income                 --
------------------------------
  Distributions in excess of
  net investment income(b)          --
------------------------------
  Distributions from net
  realized gains and foreign
  currency transactions             --
------------------------------
  Distributions in excess of
  net realized gains and
  foreign currency
  transactions(b)                   --
------------------------------  -----------
  Total distributions               --
------------------------------  -----------
NET ASSET VALUE, END OF PERIOD   $   10.51
------------------------------  -----------
TOTAL RETURN(C)                      31.38%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses                            3.10%
------------------------------
  Net investment income               0.34%*
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)
                                  $149,018
------------------------------
  Portfolio turnover                    70%
------------------------------


 * Computed on an annualized basis.

 (a) Represents period from June 1, 1986 (commencement of the Fund's operations) to April 30, 1987.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Blanchard Global Growth Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is long-term capital growth.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Foreign government and corporate bonds are valued at the last sales price reported on a national exchange. If the last sales price is not available the securities are valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Listed foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in open-end regulated investment companies are valued at net asset value. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when information becomes available to the Fund. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, options, passive foreign investment company adjustments, and forward contracts. The following reclassifications have been made to the financial statements.

                         INCREASE (DECREASE)
                                             UNDISTRIBUTED NET
                                                INVESTMENT
                      ACCUMULATED           INCOME/ACCUMULATED
                      NET REALIZED      DISTRIBUTIONS IN EXCESS OF
 PAID-IN CAPITAL       GAIN/LOSS           NET INVESTMENT INCOME
    $(126,092)       $    1,596,742            $  (1,470,650)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
     FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

     At April 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                   CONTRACTS       UNREALIZED
                              SETTLEMENT       CONTRACTS TO        IN EXCHANGE         AT         APPRECIATION
                                 DATE         DELIVER/RECEIVE          FOR           VALUE       (DEPRECIATION)
CONTRACTS PURCHASED
French Franc                      4/30/96            1,133,013          220,968        219,258          (1,710)
---------------------------
Pound Sterling                     5/1/96              100,313          151,223        151,007            (216)
---------------------------
Pound Sterling                     5/7/96               76,506          115,486        115,168            (318)
---------------------------
Austrian Schilling                5/15/96            1,241,000          123,606        115,401          (8,205)
---------------------------
Austrian Schilling                5/15/96            1,186,000          114,556        110,286          (4,270)
---------------------------
Australian Dollar                 5/16/96               87,000           65,362         68,277           2,915
---------------------------
Canadian Dollar                   6/18/96              793,000          579,678        582,941           3,263
---------------------------
Deutsche Mark                     5/20/96              880,000          584,329        575,475          (8,854)
---------------------------
Deutsche Mark                     5/20/96            1,537,000        1,020,991      1,005,120         (15,871)
---------------------------
Deutsche Mark                     5/20/96               92,000           60,033         60,164             131
---------------------------
Danish Krone                      5/13/96            1,248,000          216,272        211,582          (4,690)
---------------------------
Danish Krone                      5/13/96            1,575,000          271,941        267,002          (4,919)
---------------------------
Spanish Peseta                    7/11/96           42,660,000          342,830        334,002          (8,828)
---------------------------
Spanish Peseta                    7/11/96           12,500,000           99,000         97,867          (1,133)
---------------------------
Spanish Peseta                    7/11/96           16,593,000          131,201        129,913          (1,288)
---------------------------
French Franc                      6/17/96            3,773,000          741,257        731,705          (9,552)
---------------------------
French Franc                      6/17/96            2,719,000          532,084        527,302          (4,782)
---------------------------
Pound Sterling                     7/9/96              142,000          216,266        213,528          (2,738)
---------------------------
Pound Sterling                     7/9/96              105,000          159,148        157,890          (1,258)
---------------------------
Italian Lira                      7/19/96        1,422,755,000          896,675        903,945           7,270
---------------------------
Japanese Yen                       5/9/96           92,926,000          867,154        889,483          22,329
---------------------------
Swedish Krona                     6/11/96               60,000            8,995          8,835            (160)
---------------------------
European
Currency Unit                     5/13/96              277,000          348,710        340,334          (8,376)
---------------------------                                      ---------------  ------------  -----------------
                                                                  $   7,867,765   $  7,816,505     $   (51,260)
                                                                 ---------------  ------------  -----------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

                                                                                  CONTRACTS       UNREALIZED
                            SETTLEMENT       CONTRACTS TO        IN EXCHANGE         AT          APPRECIATION
                               DATE         DELIVER/RECEIVE          FOR            VALUE       (DEPRECIATION)
CONTRACTS SOLD
Australian Dollar                5/6/96              148,727    $     116,751   $     116,833     $       (82)
-------------------------
Deutsche Mark                   4/30/96               91,914           59,898          60,039            (141)
-------------------------
French Franc                    4/30/96              496,715           97,481          96,123           1,358
-------------------------
Japanese Yen                     5/7/96            9,709,211           92,363          92,818            (455)
-------------------------
South African Rand               5/9/96              146,021           33,460          33,801            (341)
-------------------------
Austrian Schilling              5/15/96            1,186,000          120,528         110,285          10,243
-------------------------
Canadian Dollar                 6/18/96              280,000          204,768         205,830          (1,062)
-------------------------
Deutsche Mark                   5/20/96            3,066,000        2,036,898       2,005,009          31,889
-------------------------
Deutsche Mark                   5/20/96            1,128,000          749,303         737,656          11,647
-------------------------
Danish Krone                    5/13/96            1,364,000          238,837         231,248           7,589
-------------------------
Danish Krone                    5/13/96            2,043,000          357,762         346,364          11,398
-------------------------
Spanish Peseta                  7/11/96          144,622,000        1,151,999       1,132,302          19,697
-------------------------
French Franc                    6/17/96            5,457,000        1,074,213       1,058,288          15,925
-------------------------
French Franc                    6/17/96            5,230,000        1,023,463       1,014,264           9,199
-------------------------
Pound Sterling                   7/9/96              347,000          528,481         521,790           6,691
-------------------------
Pound Sterling                   7/9/96              245,000          370,262         368,411           1,851
-------------------------
Pound Sterling                   7/9/96              100,000          150,590         150,372             218
-------------------------
Italian Lira                    7/19/96        1,185,178,000          744,085         753,002          (8,917)
-------------------------
Japanese Yen                     7/9/96          195,580,000        1,842,487       1,887,448         (44,961)
-------------------------
Japanese Yen                     7/9/96          211,478,800        1,991,326       2,040,879         (49,553)
-------------------------
Swedish Krona                   6/11/96              993,000          147,231         146,220           1,011
-------------------------
Swedish Krona                   6/11/96              954,000          141,093         140,477             616
-------------------------
European
Currency Unit                   5/13/96              277,000          346,416         340,333           6,083
-------------------------                                      ---------------  -------------  -----------------
                                                                $  13,619,695   $  13,589,792     $    29,903
                                                               ---------------  -------------  -----------------


     OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended April 30, 1996, the Fund had a realized loss of $89,540 on written options.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

     The following is a summary of the Fund's written option activity:

                                                                                       NUMBER OF      AGGREGATE
     CONTRACTS                                                                         CONTRACTS     FACE VALUE
     Outstanding at April 30, 1995                                                        --          $  --
-----------------------------------------------------------------------------------
     Contracts opened                                                                   1,932,125        11,065
-----------------------------------------------------------------------------------
     Contracts closed                                                                   1,932,125        11,065
-----------------------------------------------------------------------------------  -------------  -------------
     Outstanding at April 30, 1996                                                        --          $  --
-----------------------------------------------------------------------------------  -------------  -------------


     The Funds may purchase put options on foreign currencies to increase a Fund's gross income and for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is execised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put options purchased are accounted for in the same manner as portfolio securities.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal or international securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

     Additional information on each restricted security held at April 30, 1996 is as follows:

                  Security                       Acquisition Date(s)      Acquisition Cost
Cemex SA, Class B, Warrants                                   9/18/95        $   84,499
Ceteco Holdings NV, ADR                                7/1/94-8/18/94            74,423
China North Industries
  Investment Ltd.                                             10/3/94           140,576
Cifra SA De CV Warrants                                        8/3/94            64,989
Daewoo Heavy Industries, Pfd.                                 9/15/95            49,952
DCW, Ltd., GDR                                      10/24/94-10/27/94            71,500
Dong Bang Forwarding Co.                               2/3/95-5/29/95            74,380
Grupo Carso SA de CV Warrants                         4/15/95-9/15/94            43,548
Kekut Asranyiz, GDR                                           9/18/95           110,580
LA Cemento Nacional C.A., GDR                                 9/24/94            91,503
Peru Real Estate S.A.                                 3/15/95-4/19/95           198,449
PT Concord Benefit Enterprise                                 9/19/95            57,798
Rhodia-Ster S.A.                                     12/20/94-9/25/95            91,642
Star Paging International Holding,
  Ltd. Warrants                                               9/19/95             3,877


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                      YEAR ENDED APRIL 30,
                                                                                     1996              1995
Shares sold                                                                           559,635         1,720,511
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     52,311           219,892
-----------------------------------------------------------------------------
Shares redeemed                                                                    (3,413,086)       (3,905,000)
-----------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from share transactions                                  (2,801,140)       (1,964,993)
-----------------------------------------------------------------------------  ----------------  ----------------



BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 1.00% of the Fund's first $150 million of average daily net assets, 0.875% of the Fund's average daily net assets in excess of $150 million but not exceeding $300 million and 0.75% of the Fund's average daily net assets in excess of $300 million.

     Virtus Capital Management Inc. became the Fund's manager on July 12, 1995. Prior to
     July 12, 1995, Sheffield Management Company served as the Fund's investment adviser and received for its services an annual management fee equal to 1.00% of the Fund's first $150 million of average daily net assets, 0.875% of the Fund's average daily net assets in excess of $150 million but not exceeding $300 million and 0.75% of the Fund's average daily net assets in excess of $300 million.

     For the period ended April 30, 1996, the managers earned fees as follows:

                                                                                                     AMOUNT OF
MANAGER NAME                                                                                         FEE EARNED
Sheffield Management Company                                                                          $   171,279
----------------------------------------------------------------------------------------------
Virtus Capital Management Inc.                                                                        $   612,141
-----------------------------------------------------------------------------------------------


Under the terms of a sub-advisory agreement between the Manager and Shuffro Rose & Ehrman (U.S. Equity Sector), Fiduciary Trust International, Inc. (Foreign Equities Sector and Foreign Fixed Income Sector), Investment Advisors, Inc. (U.S. Fixed Income Sector), Cavelti Capital Management, Ltd. (Precious Metals Securities and Bullion Sector), and Martin Currie Inc. (Emerging Markets Sector), (the "Portfolio Advisers"). The Portfolio Advisers receive an annual fee from the Adviser equal to approximately 35% of the advisory fee paid to the Manager by the Fund.

As of May 24, 1996, Mellon Capital Management Corp. became the Fund's sole sub-advisor.

For the year ended April 30, 1996, the Fund paid brokerage commissions of $40,660 to Shufro, Rose and Ehrman.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Fund, annually, to reimburse FSC.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995. Sheffield Investments, Inc. served as the Funds principal distributor and received for its services an annual distribution fee equal to 0.75% of the Fund's average daily net assets.

                                                                                                       AMOUNT OF
                                         DISTRIBUTOR NAME                                             FEE EARNED
Sheffield Investments, Inc.                                                                           $   128,620
---------------------------------------------------------------------------------------------------
Federated Securities Corp.                                                                                458,087
---------------------------------------------------------------------------------------------------


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

FServ became the Fund's transfer agent on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's transfer agent for which it received a fee.

For the year ended April 30, 1996, the transfer agents earned fees as follows:

                                                                                                       AMOUNT OF
                                          TRANSFER AGENT                                              FEE EARNED
United States Trust Company of New York                                                               $   147,968
---------------------------------------------------------------------------------------------------
Federated Services Company                                                                            $    17,550
---------------------------------------------------------------------------------------------------


PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

FServ became the Fund's portfolio accountant on October 15, 1995. Prior to October 15, 1995, Mutual Fund Services Company served as the Fund's portfolio accountant for which it received a fee.

For the year ended April 30, 1996, the portfolio accountants earned fees as follows:

                                                                                                       AMOUNT OF
                                       PORTFOLIO ACCOUNTANT                                           FEE EARNED
Mutual Funds Services Company                                                                          $  47,045
---------------------------------------------------------------------------------------------------
Federated Services Company                                                                             $  39,974
---------------------------------------------------------------------------------------------------


CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Signet Trust Company became the Fund's custodian on October 15, 1995. Prior to October 15, 1995, United States Trust Company of New York served as the Fund's custodian for which it received a fee.


BLANCHARD GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

For the year ended April 30, 1996, the custodians earned fees as follows:

                                                                                                       AMOUNT OF
                                             CUSTODIAN                                                FEE EARNED
United States Trust Company of New York                                                                $  94,981
---------------------------------------------------------------------------------------------------
Signet Trust Company                                                                                   $  34,608
---------------------------------------------------------------------------------------------------


DIRECTORS'/TRUSTEES' FEES--Prior to the acquisition of the Sheffield Management Company by Virtus Capital Management, Inc., the independent directors/trustees for the Trust participated in an unfunded noncontributory pension plan (the "Plan") covering all independent directors/trustees of the Trust who served as an independent director/trustee for at least five years at the time of retirement. Benefits under this plan were based on an annual amount equal to 75% of the directors/ trustees fees at the time of retirement, plus 5% for each year of service in excess of five years of service but not in excess of ten years of service. The net pension expense included in Directors'/ Trustees' Fees in the Statement of Operations for the year ended April 30, 1996 was $15,542.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
April 30, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $   69,972,176
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  108,282,076
--------------------------------------------------------------------------------------------------  --------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of BLANCHARD FUNDS and the Shareholders of BLANCHARD GLOBAL GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Blanchard Global Growth Fund as of April 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 1995 and the financial highlights for the nine years in the period ended April 30, 1995 were audited by other auditors, whose reports thereon dated June 20, 1995, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blanchard Global Growth Fund as of
April 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
June 19, 1996

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Edward C. Gonzales
William J. Copeland                                       President and Treasurer
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   John W. McGonigle
Edward C. Gonzales                                        Executive Vice President and Secretary
Peter E. Madden                                           Joseph S. Machi
Gregor F. Meyer                                           Vice President and Assistant Treasurer
John E. Murray, Jr.                                       Richard B. Fisher
Wesley W. Posvar                                          Vice President
Marjorie P. Smuts                                         C. Grant Anderson
                                                          Assistant Secretary


This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.


[This Page Intentionally Left Blank]


Portfolio Adviser

Mellon Capital
Management Corp.*

Blanchard
Global
Growth Fund

*Effective May 28, 1996.

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Investment products available through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Bank, Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

Federated Securities Corp. is the distributor of the Fund.
(2021)
CUSIP 093265106
G01684-01 (6/96)

Blanchard

Global
Growth Fund

Annual Report
April 30, 1996


Managed by:  Virtus Capital Management